Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Calculation of Earnings per Share
The following table sets forth the calculation of earnings per share (in thousands of Brazilian reais
, except per share amounts):

	December 31, 2019	December 31, 2018 (Restated)	December 31, 2017 (Restated)
Profit attributable from to ordinary equity holders for basic earnings—basic	1,316,341	975,448	551,021
Profit attributable from to ordinary equity holders for basic earnings—continued operation—basic	1,305,320	1,003,678	591,220
Effect of dilution:
Dilutive effect of subsidiary’s stock option plan	(5,714)	(2,882)	(1,352)
Profit attributable to ordinary equity holders adjusted for the effect of dilution	1,310,627	972,566	549,669

Profit attributable to ordinary equity holders adjusted for the effect of dilution—continued operation	1,299,606	1,000,796	589,868

Weighted-average number of shares outstanding ( in thousands of shares )
Basic	227,560	244,065	262,999
Dilutive effect of stock option plan	8,530	10,061	5,553

Diluted	236,090	254,126	268,552

Earnings per share
Earnings per share—basic	R$ 5.7850	R$ 3.9970	R$ 2.0950
Earnings per share—diluted	R$ 5.5510	R$ 4.1120	R$ 2.0470

Earnings per share—continued operation
Earnings per share—basic	R$ 5.7360	R$ 3.8270	R$ 2.2480
Earnings per share—diluted	R$ 5.5050	R$ 3.9500	R$ 2.1960